Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2024
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General information

Robin energy ltd. (“Robin” or the “Company”) was formed on September 24, 2024 as a wholly owned subsidiary of Toro Corp. (“Toro” or the “Parent”) under the laws of the Republic of the Marshall Islands for the purpose of acquiring the Handysize tanker fleet of Toro.

On April 14, 2025, Toro separated its Handysize tanker fleet from its LPG carrier fleet by, among other actions, contributing to Robin its interest in the subsidiaries comprising its Handysize tanker fleet, owning on April 14, 2025, as per the tables below, one tanker vessel and Xavier Shipping Co. (collectively the “ Tanker Fleet”), in exchange for all 2,386,732 of Robin’s issued and outstanding common shares, the issue of 2,000,000 1.00% Series A Fixed rate Cumulative Perpetual Convertible Preferred Shares of Robin to Toro having a stated amount of $25 and par value of $0.001 per share and the issuance to Pelagos Holdings Corp, a company controlled by the Company’s Chairman and Chief Executive Officer, of 40,000 Series B preferred shares of Robin, par value $0.001 per share (note 3(b)). The Robin common shares were distributed on April 14, 2025 pro rata to the shareholders of record of Toro as of April 7, 2025.

Robin shares began trading on the Nasdaq Capital Market on April 15, 2025.

The Tanker Fleet contributed by Toro to Robin on April 14, 2025, is listed below.

Company		Country of incorporation	Date of incorporation	Vessel Name	Vessel Type	DWT	Year Built	Delivery date to Vessel owning company
1	Vision Shipping Co. (“Vision”)	Marshall Islands	04/27/2021	M/T Wonder Mimosa	Handysize	36,718	2006	May 31, 2021

Non-vessel owning company contributed by Toro to Robin on April 14, 2025 is listed below.

Company		Country of incorporation	Date of incorporation
1	Xavier Shipping Co. (“Xavier”) (1)	Marshall Islands	04/27/2021

(1)	Xavier Shipping Co., no longer owns any vessel following the sale of the M/T Wonder Formosa on September 1, 2023, and delivery of such vessel to an unaffiliated third-party on November 16, 2023.

The Balance sheet, Statement of Comprehensive Income, Cash Flow and Changes in Total Stockholders’ equity and related notes represent the period from September 24, 2024 (the inception date) to December 31, 2024.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).